Expected Credit Losses Allowance (Details) - Schedule of Allowance by Stage Recorded at Income Statements - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance by Stage Recorded at Income Statements [Line Items]
Commercial loans	$ (262,493)	$ (249,593)	$ (155,717)
Mortgage loans	(85,349)	(53,574)	(91,569)
Consumer loans	(402,695)	(357,647)	(206,172)
Contingent loans	(13,466)	2,902	24,363
Repurchase agreements	(115)
Loans and account receivable at FVOCI	(3,499)	(1,040)	201
Debt at FVOCI	(214)	(188)	78
Debt at amortised cost	(122)	606	(1,038)
Total	(767,953)	(658,534)	(429,854)
Recovery of loans previously charged-off	192,640	153,944	107,069
TOTAL	(575,313)	(504,590)	(322,785)
Defaulted loans from mortgage	119,776	89,994
Corporate | Stage 1
Schedule of Allowance by Stage Recorded at Income Statements [Line Items]
Commercial loans	2,831	(3,447)	(132)
Mortgage loans	0	0	0
Consumer loans	0	0	0
Contingent loans	1,181	(696)	1,184
Repurchase agreements	(115)
Loans and account receivable at FVOCI	(154)	(1,040)	201
Debt at FVOCI	(214)	(188)	0
Debt at amortised cost	(122)	606	0
Total	3,407	(4,765)	1,253
Corporate | Stage 2
Schedule of Allowance by Stage Recorded at Income Statements [Line Items]
Commercial loans	(13,573)	(842)	19,358
Mortgage loans	0	0	0
Consumer loans	0	0	0
Contingent loans	(159)	(91)	6,316
Repurchase agreements	0
Loans and account receivable at FVOCI	312	0	0
Debt at FVOCI	0	0	0
Debt at amortised cost	0	0	0
Total	(13,420)	(933)	25,674
Corporate | Stage 3
Schedule of Allowance by Stage Recorded at Income Statements [Line Items]
Commercial loans	(67,015)	(84,997)	(92,539)
Mortgage loans	0	0	0
Consumer loans	0	0	0
Contingent loans	2,529	963	(816)
Repurchase agreements	0
Loans and account receivable at FVOCI	(3,657)	0	0
Debt at FVOCI	0	0	0
Debt at amortised cost	0	0	0
Total	(68,143)	(84,034)	(93,355)
Others commercial | Stage 1
Schedule of Allowance by Stage Recorded at Income Statements [Line Items]
Commercial loans	8,750	(9,814)	3,898
Mortgage loans	(6,316)	(1,515)	4,582
Consumer loans	(7,463)	1,347	(29,029)
Contingent loans	(10,730)	3,152	14,256
Repurchase agreements	0
Loans and account receivable at FVOCI	0	0	0
Debt at FVOCI	0	0	78
Debt at amortised cost	0	0	(1,038)
Total	(15,759)	(6,830)	(7,253)
Others commercial | Stage 2
Schedule of Allowance by Stage Recorded at Income Statements [Line Items]
Commercial loans	84	(3,100)	(4,686)
Mortgage loans	(3,546)	(6,783)	1,213
Consumer loans	(13,620)	(6,022)	(57,262)
Contingent loans	(5,223)	(653)	1,834
Repurchase agreements	0
Loans and account receivable at FVOCI	0	0	0
Debt at FVOCI	0	0	0
Debt at amortised cost	0	0	0
Total	(22,305)	(16,558)	(58,901)
Others commercial | Stage 3
Schedule of Allowance by Stage Recorded at Income Statements [Line Items]
Commercial loans	(193,570)	(147,393)	(81,616)
Mortgage loans	(75,487)	(45,276)	(97,364)
Consumer loans	(381,612)	(352,972)	(119,881)
Contingent loans	(1,064)	227	1,589
Repurchase agreements	0
Loans and account receivable at FVOCI	0	0	0
Debt at FVOCI	0	0	0
Debt at amortised cost	0	0	0
Total	$ (651,733)	$ (545,414)	$ (297,272)